Series A Preferred Stock (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Schedule of Authorized Shares of Preferred Stock for Future Issuance
As of December 31, 2023, the Company has authorized shares of Series A Preferred Stock for future issuance as follows:

As of December 31, 2023
Shares reserved for issuance in November 2023 Private Placement	99,140.326
Outstanding Series A Preferred Stock options	14,112.299
Total	113,252.625